Operations and Reorganization (Tables)	12 Months Ended
Dec. 31, 2019
Operations and Reorganization
Schedule of the Company's subsidiaries and VIEs

			Percentage of
	Place of	Date of	Direct or Indirect
	Incorporation/	Incorporation/	Economic
Company	Establishment	Establishment	Ownership
Subsidiaries
China Online Education (HK) Limited	Hong Kong	April 1, 2013	100%
51Talk English International Limited	Hong Kong	October 7, 2014	100%
China Online Innovations Inc.*	Philippines	October 9, 2014	99.99986%
On Demand English Innovations Inc.*	Philippines	January 14, 2016	99.996%
Beijing Dasheng Online Technology Co., Ltd.	PRC	June 4, 2013	100%
Helloworld Online Education Group	Cayman	July 13, 2018	100%
Helloworld Online Education Group (HK) Limited	Hong Kong	August 10, 2018	100%
Beijing Helloworld Online Technology Co., Ltd.	PRC	September 3, 2018	100%
TESOL Academy Online Limited	Hong Kong	February 25, 2019	100%
VIEs
Beijing Dasheng Zhixing Technology Co., Ltd	PRC	July 8, 2011	100%
51Talk English Philippines Corporation	Philippines	August 3, 2012	100%
Shanghai Zhishi Education Training Co., Ltd	PRC	December 30, 2016	100%
Wuhan Houdezaiwu Online Technology Co., Ltd	PRC	January 12, 2017	100%
Beijing Dasheng Helloworld Technology Co., Ltd.	PRC	July 9, 2018	100%
Shenzhen Dasheng Zhiyun Technology Co., Ltd.	PRC	July 17, 2019	100%

*    The Company directly holds the 99.99986% and 99.996% shares of China Online Innovations Inc. and On Demand English Innovations Inc. respectively. There is no substantive non-controlling interest for China Online Innovations Inc. and On Demand English Innovations Inc. as of December 31, 2018 and 2019. The non-controlling shareholders are nominee shareholders mainly consisting of local residents to comply with local regulations of the Philippines.

Dasheng Zhixing, Zhishi Training, Houdezaiwu online and Tianjin Zhixing
Operations and Reorganization
Schedule of the assets, liabilities, results of operations and changes in cash and cash equivalents of the VIEs taken as a whole, which were included in the Group's consolidated balance sheets and statements of comprehensive loss

	As of December 31,
	2018	2019
	RMB	RMB
Cash and cash equivalents	128,773	214,081
Time deposits	—	50,000
Short-term investments	136,304	373,972
Prepaid expenses and other current assets	200,936	211,757
Inventory	—	308
Amounts due from inter-company entities*	522,430	2,610,083
Property and equipment, net	16,402	10,645
Rights of use assets	—	19,763
Other assets	12,079	11,377
Total assets	1,016,924	3,501,986
Advances from students-current	1,667,470	2,181,798
Advances from students-non-current	17,321	4,783
Accrued expenses and other current liabilities	105,864	77,050
Taxes payable	3,043	1,993
Lease liability-current and non-current	—	17,915
Amounts due to inter-company entities*	215,713	2,202,909
Total liabilities	2,009,411	4,486,448

* All inter-company balances have been eliminated upon consolidation.

	For the year ended December 31,
	2017	2018	2019
	RMB	RMB	RMB
Net revenues	848,090	1,145,517	1,478,493
Net loss	(260,433)	(253,493)	(20,893)

	For the year ended December 31,
	2017	2018	2019
	RMB	RMB	RMB
Net cash provided by/(used in) operating activities	167,326	(28,969)	372,668
Net cash used in investing activities	(119,532)	(18,595)	(287,360)
Net increase/(decrease) in cash and cash equivalents	47,794	(47,564)	85,308

51Talk English Philippines Corporation
Operations and Reorganization
Schedule of the assets, liabilities, results of operations and changes in cash and cash equivalents of the VIEs taken as a whole, which were included in the Group's consolidated balance sheets and statements of comprehensive loss

	As of December 31,
	2018	2019
	RMB	RMB
Cash and cash equivalents	403	415
Prepaid expenses and other current assets	550	576
Amounts due from inter-company entities*	2,396	2,523
Total assets	3,349	3,514
Accrued expenses and other current liabilities	1,020	1,062
Taxes payable	11,176	11,766
Other non-current liabilities	235	247
Total liabilities	12,431	13,075

* All inter-company balances have been eliminated upon consolidation.

	For the year ended December 31,
	2017	2018	2019
	RMB	RMB	RMB
Net revenues	—	—	—
Net loss	(1,034)	(515)	(1,843)

	For the year ended December 31,
	2017	2018	2019
	RMB	RMB	RMB
Net cash used in operating activities	(1,426)	(24)	(7)
Effect of exchange rate changes on cash and cash equivalents	(74)	3	19
Net increase/(decrease) in cash and cash equivalents	(1,500)	(21)	12

Beijing Dasheng Helloworld Technology Co., Ltd.
Operations and Reorganization
Schedule of the assets, liabilities, results of operations and changes in cash and cash equivalents of the VIEs taken as a whole, which were included in the Group's consolidated balance sheets and statements of comprehensive loss

	As of December 31,
	2018	2019
	RMB	RMB
Cash and cash equivalents	17	743
Prepaid expenses and other current assets	220	4,597
Amounts due from inter-company entities*	—	44,672
Property and equipment, net	—	200
Rights of use assets	—	1,947
Other assets	—	1
Total assets	237	52,160
Amounts due to inter-company entities*	1,356	59,281
Accrued expenses and other current liabilities	90	7,107
Taxes payable	5	287
Lease liability	—	1,686
Total liabilities	1,451	68,361

* All inter-company balances have been eliminated upon consolidation.

	For the year ended December 31,
	2017	2018	2019
	RMB	RMB	RMB
Net revenues	—	—	42,132
Net loss	—	(1,215)	(15,176)

	For the year ended December 31,
	2017	2018	2019
	RMB	RMB	RMB
Net cash provided by operating activities	—	17	1,249
Net cash used in investing activities	—	—	(523)
Net increase in cash and cash equivalents	—	17	726

Shenzhen Dasheng Zhiyun Technology Co., Ltd
Operations and Reorganization
Schedule of the assets, liabilities, results of operations and changes in cash and cash equivalents of the VIEs taken as a whole, which were included in the Group's consolidated balance sheets and statements of comprehensive loss

	As of December 31,
	2018	2019
	RMB	RMB
Cash and cash equivalents	—	827
Amounts due from inter-company entities*	—	1,200
Total assets	—	2,027
Amounts due to inter-company entities*	—	906
Advances from students—current	—	10
Accrued expenses and other current liabilities	—	824
Taxes payable	—	77
Total liabilities	—	1,817

* All inter-company balances have been eliminated upon consolidation.

	For the year ended December 31,
	2017	2018	2019
	RMB	RMB	RMB
Net revenues	—	—	1,748
Net profit	—	—	210

	For the year ended December 31,
	2017	2018	2019
	RMB	RMB	RMB
Net cash provided by operating activities	—	—	827
Net increase in cash and cash equivalents	—	—	827